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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Firelake Capital Management, LLC
Address:   575 High Street, Suite 330
           Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Firelake Capital Management, LLC

Name:    Martin L. Lagod
Title:   Managing Director
Phone:   650-321-0880

Signature, Place, and Date of Signing:


/s/ Martin L. Lagod                     Palo Alto, CA   January 30, 2007
---------------------------             -------------   ----------------
[Signature]                             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:                0
                                                 --

Form 13F Information Table Entry Total:          23
                                                 --

Form 13F Information Table Value Total: $126,382.67
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE
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
                                                    MARKET
                                                    VALUE
                               TITLE OF            (x$1000)   SHARE/PRN SHARE/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER           CLASS    CUSIP      (USD)     AMOUNT     PRN    CALL   DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED ANALOGIC TECH INC        COM    00752J108  6,333.25   1,175,000   SH              SOLE                1,175,000
APPLIED MICRO CIRCUITS CORP       COM    03822W109     9,612   2,700,000   SH              SOLE                2,700,000
ATHEROS COMMUNICATIONS INC        COM    04743P108    12,792     600,000   SH              SOLE                  600,000
AXT INC                           COM    00246W103     283.2      60,000   SH              SOLE                   60,000
CYBERSOURCE CORP                  COM    23251J106   6,391.6     580,000   SH              SOLE                  580,000
DIVERSA CORP                      COM    255064107 2,387.072     219,400   SH              SOLE                  219,400
EQUINIX INC                       COM    29444U502   9,074.4     120,000   SH              SOLE                  120,000
INFORMATICA CORP                  COM    45666Q102     6,105     500,000   SH              SOLE                  500,000
LEADIS TECHNOLOGY INC             COM    52171N103     4,221     900,000   SH              SOLE                  900,000
MAXWELL TECHNOLOGIES INC          COM    577767106     4,185     300,000   SH              SOLE                  300,000
MONOLITHIC POWER SYSTEMS INC      COM    609839105     3,333     300,000   SH              SOLE                  300,000
NETLOGIC MICROSYSTEMS INC         COM    64118B100  7,266.15     335,000   SH              SOLE                  335,000
NETWORK EQUIPMENT TECHNOLOGIES    COM    641208103     4,365     750,000   SH              SOLE                  750,000
OCCAM NETWORKS, INC               COM    67457P309     577.5      35,000   SH              SOLE                   35,000
PERICOM SEMICONDUCTOR CORP        COM    713831105     5,735     500,000   SH              SOLE                  500,000
SILICON IMAGE INC                 COM    82705T102     5,724     450,000   SH              SOLE                  450,000
SIRF TECHNOLOGY HLDG INC          COM    82967H101     7,018     275,000   SH              SOLE                  275,000
STRATEX NETWORKS INC              COM    86279T109  9,418.50   1,950,000   SH              SOLE                1,950,000
SYMYX TECHNOLOGIES INC            COM    87155S108  7,016.75     325,000   SH              SOLE                  325,000
UQM TECHNOLOGIES INC              COM    903213106        68      25,000   SH              SOLE                   25,000
VA SOFTWARE CORP                  COM    91819B105     4,024     800,000   SH              SOLE                  800,000
VOLTERRA SEMICONDUCTOR CORP       COM    928708106     9,000     600,000   SH              SOLE                  600,000
WJ COMMUNICATIONS INC             COM    929284107  1,452.25     925,000   SH              SOLE                  925,000